UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-9533
                                                     ---------------------

                         COLONIAL INSURED MUNICIPAL FUND
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               One Financial Center, Boston, Massachusetts 02111
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                              Russell L. Kane, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  1-617-426-3363
                                                           -------------------

                  Date of fiscal year end: November 30, 2003
                                           ------------------

                  Date of reporting period: May 31, 2003
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.



COLONIAL INSURED
MUNICIPAL FUND


[photo of bridge]



SEMIANNUAL REPORT
MAY 31, 2003

PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:

The US bond market continued to reward investors with solid returns for the period covered by this report. As key economic indicators sent mixed signals, the US economy continued to struggle and interest rates declined. The Federal Reserve Board lowered a key short-term interest rate--the federal funds rate--in November, to 1.25%--a new record low.1 The yield on the 10-year US Treasury bond fell to a 45-year low of 3.3% near the end of the period. Although the environment was favorable to bonds, declining interest rates and relatively low inflation raised the fear of deflation for the first time since the 1930s.

Bonds reported gains across all sectors. Leadership rotated from higher quality bonds, which were the top performers in the previous period, to lower quality bonds. However, in the municipal sector, higher quality bonds outperformed high-yield issues.

The following report will provide you with more detailed information about the fund's performance and the investment strategies used by portfolio manager Paul Aston. For more information, please contact your financial advisor.

CONSOLIDATION AND A NEW NAME: COLUMBIA
On April 1, 2003, six of the asset management firms brought together when Columbia Management Group, Inc. was formed were consolidated and renamed Columbia Management Advisors, Inc. (Columbia Management). This consolidation does not affect the management or investment objectives of your fund and is the next step in our efforts to create a consistent identity and to streamline our organization. Although the name of the asset manager familiar to you has changed, what hasn't changed is the commitment of our specialized investment teams to a multi-disciplined approach to investing, focused on our goal of offering shareholders the best products and services.

As always, we thank you for choosing Colonial Insured Municipal Fund and for giving us the opportunity to help you build a strong financial future.

Sincerely,

/s/ Joseph R. Palombo

Joseph R. Palombo
President


--------------------------------------------------------------------------------
MEET THE NEW PRESIDENT

Joseph R. Palombo, president and chairman of the Board of Trustees for Liberty Funds, is also chief operating officer and executive vice president of Columbia Management. Mr. Palombo has over 19 years of experience in the financial services industry. Prior to joining Columbia Management, he was chief operating officer and chief compliance officer for Putnam Mutual Funds. Prior to that, he was a partner at Coopers & Lybrand. Mr. Palombo received his degree in economics/accounting from the College of the Holy Cross, where he was a member of Phi Beta Kappa. He earned his master's degree in taxation from Bentley College and participated in the Executive Program at the Amos B. Tuck School at Dartmouth College.
--------------------------------------------------------------------------------



NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE



1 On June 25, 2003, the Federal Reserve Board cut the federal funds rate to
  1.00%.


Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

PORTFOLIO MANAGER'S REPORT


For the six-month period ended May 31, 2003, Colonial Insured Municipal Fund generated a total return of 8.42%, based on net asset value. The fund's peer group, the Lipper Insured Municipal Debt Funds (Leveraged), averaged a 9.76% return.1 The fund's investment in airline and single-family housing bonds hampered relative performance. In particular, United Airlines bonds (0.1% of net assets)2 detracted from the fund's income as the airline declared bankruptcy and ceased payments to bondholders. Also, deterring performance to some extent were short positions in US Treasury futures contracts, which are employed to reduce the overall duration of the fund.

The fund, however, benefited as municipal bonds rallied amid strong demand and record issuance. Our strategic focus on income led us to own bonds with higher coupons (or stated interest rates) and longer maturities than many of our peers. These bonds did especially well as interest rates declined during the six-month period. Low short-term interest rates also boosted income through the leverage of the fund's preferred shares, which paid out a variable rate that was well below what the fund earned through investing in longer-term securities.

Other positive contributors to performance included prerefunded bonds such as those issued by the New York City Metropolitan Transportation Authority and City of Pittsburgh (1.7% and 1.4% of net assets, respectively). Prerefunding occurs when an issuer sells new bonds and invests the proceeds in US Treasury securities, which are pledged to pay off the older debt. This improves the bond's quality and boosts the value of the older bonds. Selling weaker-performing general obligation, health care and education bonds, as well as lower coupon bonds with significant call risk, also aided performance. In addition, some single family housing bonds were called as a result of increased mortgage prepayment activity. During the period, we also bought and sold options on US Treasury futures contracts in order to hedge the fund's exposure to interest rate volatility.



1 Lipper, Inc., a widely respected data provider in the industry, calculates an average return for mutual funds with similar investment objectives as the fund.

2  Holdings are disclosed as of May 31, 2003 and are subject to change.




PRICE PER SHARE AS OF 5/31/03 ($)
Net asset value          15.63
---------------------------------
Market price             16.27
---------------------------------

SIX MONTH TOTAL RETURNS
AS OF 5/31/03 (%)
Net asset value           8.42
---------------------------------
Market price             11.66
---------------------------------

DISTRIBUTIONS DECLARED
PER COMMON SHARE
12/1/02-5/31/03 ($)
                          0.53
---------------------------------

A portion of the fund's income may be
subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount from their original issue price. Some or all of this discount may be included in the fund's ordinary income, and any market discount is taxable when distributed.


TOP 10 INDUSTRY SECTORS
AS OF 5/31/03 (%) (UNAUDITED)

Local general obligations 12.7
------------------------------
Hospitals                  8.7
------------------------------
Airports                   7.7
------------------------------
Ports                      6.7
------------------------------
Water & sewer              6.6
------------------------------
Refunded/escrowed          6.1
------------------------------
Investor owned utility     5.3
------------------------------
Single family              4.8
------------------------------
State appropriated         4.5
------------------------------
Air transportation         4.4
------------------------------


QUALITY BREAKDOWN
AS OF 5/31/03 (%) (UNAUDITED)

AAA                       79.4
------------------------------
AA                         5.7
------------------------------
A                          4.4
------------------------------
BBB                        4.7
------------------------------
BB                         0.8
------------------------------
CCC                        0.1
------------------------------
CC                         0.1
------------------------------
Non-rated                  3.7
------------------------------
Cash Equivalents           1.1
------------------------------

Quality breakdowns are calculated as a
percentage of total investments, including short-term obligations. Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following nationally-recognized rating agencies: Standard & Poor's Corporation,
Moody's Investors Service, Inc. or Fitch
Investors Service, Inc. Sector breakdowns are calculated as a percentage of net assets.

Because the fund is actively managed, there can be no guarantee that the fund will continue to maintain this quality breakdown or invest in these sectors in the future.

Overall, we expect many states will continue to issue a large amount of debt in order to fund services and balance their budgets. While this might be considered a potentially negative factor, we believe municipal issues will benefit from a continued strong demand for high quality, tax-advantaged income. Our strategy will remain focused on income as we look for opportunities to add high-quality securities at advantageous prices.

/s/ Paul A. Aston

Paul A. Aston is the head of Columbia Management Group's tax-exempt fixed income quantitative strategy department and portfolio manager of Colonial Insured Municipal Fund. Mr. Aston joined CMG in 2002. Prior to January 1, 2003, Maureen
G. Newman was the fund's manager.


Past performance is no guarantee of future investment results. The principal value and investment return will fluctuate, resulting in a gain or loss on sale.

Tax-exempt investing offers current tax-free income, but it also involves certain risks. The value of the fund shares will be affected by interest rate changes and the creditworthiness of issues held in the funds. Investing in high yield securities offers the potential for high current income and attractive total return, but involves certain risks. Lower-rated bond risks include default of the issuer and rising interest rates. Interest income from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations.

INVESTMENT PORTFOLIO

May 31, 2003 (Unaudited)


MUNICIPAL BONDS - 97.5%                  PAR        VALUE
-----------------------------------------------------------

EDUCATION - 4.1%
EDUCATION - 1.5%
DC Catholic University of America,
   Series 1999,
     5.625% 10/01/29                $1,000,000  $ 1,108,120
MA State Health & Educational
   Facilities Authority,
   Brandeis University, Series 1998 I,
     4.750% 10/01/28                   500,000      509,775
                                                -----------
                                                  1,617,895
                                                -----------
STUDENT LOAN - 2.6%
MA Educational Loan Authority,
   Issue G, Series 2000 A,
     5.950% 12/01/15                   470,000      546,756
MT Higher Education Student
   Assistance Corp., Series 1999 B,
     6.400% 12/01/32                 2,000,000    2,133,260
                                                -----------
                                                  2,680,016
                                                -----------

-----------------------------------------------------------
HEALTH CARE - 12.0%
CONGREGATE CARE RETIREMENT - 1.1%
NY Dormitory Authority,
   Miriam Osborn Memorial Home,
   Series 2000 B,
     6.875% 07/01/19                   500,000      579,635
NY Suffolk County Industrial
   Development Agency, Jeffersons Ferry,
   Series 1999 A,
     7.200% 11/01/19                   550,000      586,801
                                                -----------
                                                  1,166,436
                                                -----------
HEALTH SERVICES - 2.2%
WI Health & Educational Facilities
   Authority, Marshfield Clinic,
   Series 1999,
     6.250% 02/15/29                 2,000,000    2,283,320
                                                -----------

HOSPITALS - 8.7%
CO Health Facilities Authority,
   Parkview Medical Center, Inc.,
   Series 2001,
     6.600% 09/01/25                   400,000      437,936
IA Finance Authority,
   Mercy Medical Center,
   Series 1999,
     5.750% 08/15/29                 1,000,000    1,108,800
IL Health Facilities Authority,
   Swedish American Hospital,
   Series 2000,
     6.875% 11/15/30                   500,000      552,015
ME Health & Higher Educational
   Facilities Authority,
   Series 1999 B,
     6.000% 07/01/29                 1,500,000    1,719,600




                                         PAR        VALUE
-----------------------------------------------------------

MI Flint Hospital Building Authority,
   Hurley Medical Center,
   Series 1998 B,
     5.375% 07/01/28                 $ 400,000    $ 334,364
NV Henderson, Catholic Healthcare
   West, Series 1999 A,
     6.750% 07/01/20                   500,000      541,170
OH Jackson,
   Consolidated Health Systems,
   Series 1999,
     6.250% 10/01/29                 1,500,000    1,733,895
OK Industrial Authority,
   Series 1999 A,
     5.750%  08/15/29                2,000,000    2,217,600
WA Health Care Facilities Authority,
   Kadlec Medical Center,
   Series 2001,
     5.875% 12/01/21                   300,000      328,617
                                                -----------
                                                  8,973,997
                                                -----------

-----------------------------------------------------------
HOUSING - 6.0%
ASSISTED LIVING/SENIOR - 0.7%
DE Kent County,
   Heritage at Dover,
   Series 1999,
     7.625% 01/01/30                   250,000      218,665
NC Medical Care Commission,
   DePaul Community Facilities Project,
   Series 1999,
     7.625% 11/01/29                   495,000      515,042
                                                -----------
                                                    733,707
                                                -----------
MULTI-FAMILY - 0.5%
FL Broward County Housing Finance
   Authority, Chaves Lake Apartment
   Project, Series 2000 A,
     7.500% 07/01/40                   250,000      256,585
FL Clay County Housing Finance
   Authority, Madison Commons
   Apartments, Series 2000 A,
     7.450% 07/01/40                   250,000      256,600
                                                -----------
                                                    513,185
                                                -----------
SINGLE FAMILY - 4.8%
AK Housing Finance Corp.,
   Series 1999 A-1,
     6.150% 06/01/39                 1,575,000    1,695,109
CA Rural Home Mortgage Finance
   Authority, Series 1998 A,
     6.350% 12/01/29                   730,000      864,546
CO Housing Finance Authority:
   Series 1998 D-2,
     6.350% 11/01/29                 1,215,000    1,278,022
   Series 2000 B-2,
     7.250% 10/01/31                   230,000      243,522



 See notes to investment portfolio.

May 31, 2003 (Unaudited)


MUNICIPAL BONDS (CONTINUED)              PAR        VALUE
-----------------------------------------------------------

HOUSING (CONTINUED)
SINGLE FAMILY (CONTINUED)
OK Housing Finance Agency,
   Series 2000 C-2,
     7.550% 09/01/28                 $ 780,000    $ 889,504
                                                -----------
                                                  4,970,703
                                                -----------

-----------------------------------------------------------
INDUSTRIAL - 0.5%
FOREST PRODUCTS - 0.5%
MN International Falls,
   Boise Cascade Corp.,
   Series 1999,
     6.850% 12/01/29                   500,000      507,870
                                                -----------

-----------------------------------------------------------
OTHER - 9.4%
OTHER - 2.3%
AL Incentives Financing Authority,
   Series 1999 A,
     6.000% 10/01/29                 2,000,000    2,363,180
                                                -----------

POOL/BOND BANK - 1.0%
UT Water Finance Agency,
   Series 2002 B,
     5.125% 07/01/23                 1,000,000    1,069,390
                                                -----------

REFUNDED/ESCROWED (a) - 6.1%
AL Jefferson County Sewer Authority,
   Series 1999 A,
     5.750% 02/01/38                 2,000,000    2,378,300
NY Metropolitan Transportation
   Authority, Series 1998 A,
     5.250% 07/01/28                 1,500,000    1,763,055
PA Pittsburgh,
   Series 1999 A,
     5.750% 09/01/21                 1,250,000    1,494,712
WV Hospital Finance Authority,
   Charleston Area Medical Center,
   Series 2000,
     6.750% 09/01/30                   500,000      637,420
                                                -----------
                                                  6,273,487
                                                -----------

-----------------------------------------------------------
OTHER REVENUE - 0.1%
RECREATION - 0.1%
CT Gaming Authority, Mohegan
   Tribe Indians, Series 2001,
     6.250% 01/01/31                   100,000      107,641
                                                -----------

-----------------------------------------------------------
RESOURCE RECOVERY - 0.8%
DISPOSAL - 0.8%
CA Solid Waste Authority, Salinas Valley,
   Series 2002,
     5.125% 08/01/22                   750,000      787,732
                                                -----------
-----------------------------------------------------------



                                         PAR        VALUE
-----------------------------------------------------------

TAX-BACKED - 26.2%
LOCAL APPROPRIATED - 3.3%
CA Sacramento City Financing
   Authority, City Hall &
   Redevelopment, Series 2002 A,
     5.000% 12/01/32                $1,000,000  $ 1,055,010
OK Grady County Correctional
   Facility, Series 1999,
     6.000% 11/01/29                 1,000,000    1,181,910
TX Houston, Series 2000,
     6.400% 06/01/27                 1,000,000    1,153,370
                                                -----------
                                                  3,390,290
                                                -----------
LOCAL GENERAL OBLIGATIONS - 12.7%
CA Centinela Valley Unified School
   District, Series 2002 A,
     5.250% 02/01/22                   730,000      841,851
CA Empire Unified School District,
   No. 1987-1-A, Series 2002,
     (b) 10/01/18                    1,665,000      854,145
CA Morgan Hill Unified School
   District, Series 2002,
     (b) 08/01/21                    1,000,000      431,480
CA Union Elementary School District,
   Series 1999 A,
     (b) 09/01/16                    1,400,000      807,044
CA Vallejo Unified School District,
   Series 2002 A,
     5.800% 02/01/21                   500,000      619,505
CA West Covina Unified School District,
   Series 2002 A,
     5.800% 02/01/21                   320,000      392,458
CT East Hartford,
   Series 2003,
     5.000% 05/01/11                 1,000,000    1,149,370
IL Chicago,
   Series 1998,
     5.250% 01/01/28                   165,000      174,902
IL Coles & Cumberland Counties
   Unified School District,
   Series 2000,
     (b) 12/01/14                    2,080,000    1,332,365
MI Jonesville Community Schools,
   Series 1999,
     5.750% 05/01/20                 2,000,000    2,284,560
PA Philadelphia,
   Series 1999 C,
     5.750% 03/01/29                 1,750,000    1,985,655
RI North Kingstown,
   Series 1999,
     5.875% 10/01/25                 2,000,000    2,319,660
                                                -----------
                                                 13,192,995
                                                -----------



 See notes to investment portfolio.

May 31, 2003 (Unaudited)


MUNICIPAL BONDS (CONTINUED)              PAR        VALUE
-----------------------------------------------------------

TAX-BACKED (CONTINUED)
SPECIAL NON-PROPERTY TAX - 4.1%
IL Metropolitan Pier & Exposition
   Authority, McCormick Place
   Expansion Project,
   Series 1999,
     5.500% 12/15/24 (c)            $2,000,000  $ 2,212,360
PR Commonwealth of Puerto Rico
   Highway & Transportation Authority,
   Series 2002 E:
     5.500% 07/01/21                   250,000      299,375
     5.500% 07/01/23                 1,000,000    1,191,840
VI Virgin Islands Public Finance
   Authority, Series 1999,
     6.500% 10/01/24                   500,000      575,610
                                                -----------
                                                  4,279,185
                                                -----------
SPECIAL PROPERTY TAX - 1.0%
CA Pittsburg Redevelopment Agency,
   Los Medanos Project,
   Series 1999,
     (b) 08/01/26                    2,500,000      802,675
FL Lexington Oaks Community
   Development District,
   Series 2000 A,
     7.200% 05/01/30                   185,000      196,420
                                                -----------
                                                    999,095
                                                -----------
STATE APPROPRIATED - 4.5%
IL Department of Central
   Management Services,
   Series 1999,
     5.850% 07/01/19                 2,000,000    2,308,580
NY Dormitory Authority,
   Series 1999 C,
     5.500% 07/01/29                 2,055,000    2,303,922
                                                -----------
                                                  4,612,502
                                                -----------
STATE GENERAL OBLIGATION - 0.6%
CA California, Series 2002,
     6.000% 04/01/16                   500,000      621,870
                                                -----------

-----------------------------------------------------------
TRANSPORTATION - 22.0%
AIR TRANSPORTATION - 4.4%
FL Miami-Dade County Industrial
   Development Authority, Airis
   Miami II, LLC, Series 1999 A,
     6.000% 10/15/25                 1,000,000    1,143,980
IL Chicago O'Hare International Airport,
   United Airlines, Inc.,
   Series 2000 A,
     6.750% 11/01/11 (d)               500,000       64,610
KY Kenton County Airport Board,
   Delta Airlines, Inc.,
   Series 1992 A,
     7.500% 02/01/20                   100,000       81,753




                                         PAR        VALUE
-----------------------------------------------------------

MA Port Authority,
   US Airways, Inc.,
   Series 1999,
     6.000% 09/01/21 (e)            $2,500,000  $ 2,662,050
MN Minneapolis & St. Paul
   Metropolitan Airport Commission,
   Northwest Airlines Corp.,
   Series 2001 A,
     7.000% 04/01/25                   250,000      179,370
NC Charlotte/Douglas International
   Airport, US Airways, Inc.:
   Series 1998,
     5.600% 07/01/27 (e)               200,000      140,790
   Series 2000,
     7.750% 02/01/28 (e)               250,000      183,232
TX Dallas-Fort Worth International
   Airport, American Airlines, Inc.,
   Series 1999,
     6.375% 05/01/35                   250,000       94,365
                                                -----------
                                                  4,550,150
                                                -----------
AIRPORTS - 7.7%
NY Niagara Frontier Transportation
   Authority, Series 1999 A,
     5.625% 04/01/29                 2,000,000    2,162,800
TN Memphis-Shelby County, Airport
   Authority, Series 1999 D,
     6.000% 03/01/24                 5,280,000    5,843,693
                                                -----------
                                                  8,006,493
                                                -----------
PORTS - 6.7%
AL Docks Department,
   Series 1998,
     5.500% 10/01/22                 3,000,000    3,355,470
WA Seattle Special Port Authority,
   Terminal 18, Series 1999 A,
     6.000% 09/01/29                 3,000,000    3,528,840
                                                -----------
                                                  6,884,310
                                                -----------
TOLL FACILITIES - 0.4%
CO Northwest Parkway Public
   Highway Authority,
   Series 2001 D,
     7.125% 06/15/41                   200,000      209,202
NY Triborough Bridge & Tunnel
   Authority, Series 2002,
     5.500% 11/15/20                   200,000      241,094
                                                -----------
                                                    450,296
                                                -----------
TRANSPORTATION - 2.8%
NV Department of Business & Industry,
   Las Vegas Monorail Project,
   Series 2000,
     7.375% 01/01/40                   250,000      229,830
NY Metropolitan Transportation
   Authority, Series 2002 A,
     5.000% 11/15/30                 1,500,000    1,576,110



 See notes to investment portfolio.

May 31, 2003 (Unaudited)


MUNICIPAL BONDS (CONTINUED)              PAR        VALUE
-----------------------------------------------------------

TRANSPORTATION (CONTINUED)
TRANSPORTATION (CONTINUED)
OH Toledo-Lucas County Port
   Authority, CSX Transportation, Inc.,
   Series 1992,
     6.450% 12/15/21                $1,000,000  $ 1,085,130
                                                -----------
                                                  2,891,070
                                                -----------

-----------------------------------------------------------
UTILITY - 16.4%
INDEPENDENT POWER PRODUCER - 1.3%
MI Midland County Economic
   Development Corp.,
   Series 2000,
     6.875% 07/23/09                   500,000      511,865
PR Commonwealth of Puerto Rico
   Industrial, Educational, Medical &
   Environmental Cogeneration
   Facilities, AES Project, Series 2000,
     6.625% 06/01/26                   300,000      316,218
VA Pittsylvania County Industrial
   Development Authority,
   Multi-trade of Pittsylvania, L.P.,
   Series 1994 A,
     7.500% 01/01/14                   500,000      513,130
                                                -----------
                                                  1,341,213
                                                -----------
INVESTOR OWNED - 5.3%
CA Pollution Control Finance Authority,
   San Diego Gas & Electric Co.,
   Series 1991 A,
     6.800% 06/01/15                   500,000      580,300
HI Department of Budget & Finance,
   Hawaiian Electric Co.,
   Series 1999 C,
     6.200% 11/01/29                 2,000,000    2,332,800
TX Brazos River Authority:
   Houston Industries, Inc.,
   Series 1998 A,
     5.125% 05/01/19                 2,100,000    2,282,952
   TXU Electric Co.,
   Series 2001 C,
     5.750% 05/01/36                   300,000      306,201
                                                -----------
                                                  5,502,253
                                                -----------
JOINT POWER AUTHORITY - 0.5%
NC Eastern Municipal Power Agency,
   Series 1999 D,
     6.700% 01/01/19                   500,000      561,850
                                                -----------

MUNICIPAL ELECTRIC - 2.7%
CA Department of Water &
   Power Supply, Series 2002 A,
     5.500% 05/01/14                 1,000,000    1,172,000
TX Lower Colorado River Authority,
   Series 1999 A,
     5.500% 05/15/21                 1,500,000    1,675,500
                                                -----------
                                                  2,847,500
                                                -----------




                                         PAR        VALUE
-----------------------------------------------------------

WATER & SEWER - 6.6%
SC Lugoff-Elgin Water Authority,
   Series 1999,
     6.050% 11/01/31                $1,500,000  $ 1,765,185
TX Houston:
   Series 1997 A,
     5.375% 12/01/27                 3,000,000    3,246,960
   Series 1999 A,
     4.750% 12/01/24                 1,750,000    1,781,343
                                                -----------
                                                  6,793,488
                                                -----------
TOTAL MUNICIPAL BONDS
   (cost of $88,620,234)                        100,973,119
                                                -----------

MUNICIPAL PREFERRED STOCK - 0.5%      SHARES
-----------------------------------------------------------

HOUSING - 0.5%
MULTI-FAMILY - 0.5%
Charter Mac Equity Issue Trust,
     7.100% 06/30/09 (f)
     (cost of $500,000)                500,000      549,085
                                                -----------

PURCHASED PUT OPTION - 0.2%              PAR
-----------------------------------------------------------

U.S. Treasury Notes,
   Strike Price $116.00,
   Expires 08/31/03
   (cost of $245,342)                $ 244,000      167,750
                                                -----------

SHORT-TERM OBLIGATIONS - 1.0%
-----------------------------------------------------------

VARIABLE RATE DEMAND NOTES (g) - 1.0%
CO Denver Health & Hospital Authority,
   Series 2001 B,
     1.350% 12/01/31                   600,000      600,000
MN Minneapolis,
   Series 1998 B,
     1.250% 12/01/16                   200,000      200,000
NY New York,
   Series 1993 A-7,
     1.250% 12/01/20                   300,000      300,000
                                                -----------

TOTAL SHORT-TERM OBLIGATIONS
   (cost of $1,100,000)                           1,100,000
                                                -----------

TOTAL INVESTMENTS - 99.2%
   (cost of $90,465,576)(h)                     102,789,954
                                                -----------

OTHER ASSETS & LIABILITIES, NET - 0.8%              801,408
-----------------------------------------------------------

NET ASSETS* - 100.0%                           $103,591,362
                                               ============



 See notes to investment portfolio.

May 31, 2003 (Unaudited)


NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

(a) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(b) Zero coupon bond.
(c) This security, or a portion thereof with a market value of $702,424, is being used to collateralize open futures contracts and written options.
(d) As of May 31, 2003, the Fund held a security of an issuer that filed for bankruptcy protection under Chapter 11, representing 0.1% of net assets. This issuer is in default of certain debt covenants. Income is not being accrued.
(e) This issuer is in default of certain debt covenants. Income is being fully accrued as these securities are collateralized by certain assets of the issuer.
(f) This security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2003, the value of this security amounted to $549,085, which represents 0.5% of net assets.
(g) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of May 31, 2003.
(h) Cost for federal income tax purposes is $90,380,771.

Short futures contracts open at May 31, 2003:

                                                 Unrealized
                     Par Value                  Appreciation
                    Covered by     Expiration  (Depreciation)
         Type        Contracts        Month      at 05/31/03
--------------------------------------------------------------
10 Year Municipal
   Note Index      $  800,000        Jun - 03     $(35,044)
10 Year U.S.
   Treasury Note    9,300,000       Sept - 03      (74,793)
U.S. Treasury Bond  1,400,000       Sept - 03       16,128
                                                  --------
                                                  $(93,709)
                                                  --------
Written options open at May 31, 2003:

                            # of
         Type             Contracts    Premiums     Value
--------------------------------------------------------------
Call-U.S. Treasury Notes,
    Strike Price $119.00,
    Expires 08/31/03          183      $155,306    $231,609
Put-U.S. Treasury Notes,
    Strike Price $114.00,
    Expires 08/31/03          183        93,353      57,188
                           ------      --------    --------
Total written options         366      $248,659    $288,797
                           ------      --------    --------


Summary of securities by insurer:

                                                   % of Total
        Insurer                                   Investments
--------------------------------------------------------------
MBIA Insurance Corp.                                     28.5%
Ambac Assurance Corp.                                    21.3
Financial Guaranty Insurance Corp.                       17.6
Financial Security Assurance, Inc.                        8.1
Radian Asset Assurance, Inc.                              4.2
Federal Housing Administration                            1.6
FNMA Collateralized                                       0.8
ACA Financial Guaranty Corp.                              0.6
                                                        -----
                                                         82.7%
                                                        -----
*  Net assets represent both Common Shares and Auction
   Preferred Shares.



 See notes to financial statements.

STATEMENT OF ASSETS & LIABILITIES

May 31, 2003 (Unaudited)



ASSETS:
Investments, at cost                           $ 90,465,576
                                               ------------
Investments, at value                          $102,789,954
Cash                                                 84,080
Receivable for:
   Interest                                       1,436,808
   Futures variation margin                           8,375
Expense reimbursement due from Advisor                2,416
Deferred Trustees' compensation plan                  1,786
Other assets                                          3,143
                                               ------------
   Total Assets                                 104,326,562
                                               ------------

LIABILITIES:
Written put options, at value
   (premiums received $93,353)                       57,188
Written call options, at value
   (premiums received $155,306)                     231,609
Payable for:
   Distributions - common shares                    377,546
   Distributions - preferred shares                   2,345
   Management fee                                    30,144
Deferred Trustees' fees                               1,786
Other liabilities                                    34,582
                                               ------------
   Total Liabilities                                735,200
                                               ------------

Auction Preferred Shares (1,492 shares issued
   and outstanding at $25,000 per share)       $ 37,300,000
                                               ------------

COMPOSITION OF NET ASSETS APPLICABLE
   TO COMMON SHARES:
Paid-in capital - common shares                $ 60,123,290
Undistributed net investment income                  67,937
Accumulated net realized loss                    (6,090,396)
Net unrealized appreciation (depreciation) on:
   Investments                                   12,324,378
   Futures contracts                                (93,709)
   Written options                                  (40,138)
                                               ------------
Net assets at value applicable to 4,242,087
   common shares of beneficial interest
   outstanding                                 $ 66,291,362
                                               ============

Net asset value per common share               $      15.63
                                               ============




STATEMENT OF OPERATIONS

For the Six Months Ended May 31, 2003 (Unaudited)



INVESTMENT INCOME:
Interest                                       $  2,738,901
                                               ------------


EXPENSES:
Management fee                                      328,615
Pricing and bookkeeping fees                         30,159
Trustees' fees                                        2,981
Preferred shares remarketing commissions             46,550
Custody fee                                           2,420
Transfer agent fee                                   15,840
Reports to shareholders                              13,327
Other expenses                                       19,983
                                               ------------
   Total Expenses                                   459,875
Fees and expenses waived or
   reimbursed by Advisor                           (181,506)
Custody earnings credit                                (302)
                                               ------------
   Net Expenses                                     278,067
                                               ------------
Net Investment Income                             2,460,834
                                               ------------


NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS, FUTURES CONTRACTS
   AND WRITTEN OPTIONS:
Net realized gain (loss) on:
   Investments                                      206,963
   Futures contracts                             (1,988,370)
                                               ------------
     Net realized loss                           (1,781,407)
                                               ------------
Net change in unrealized
   appreciation/depreciation on:
   Investments                                    5,026,471
   Futures contracts                               (234,840)
   Written options                                  (40,138)
                                               ------------
     Net change in unrealized
       appreciation/depreciation                  4,751,493
                                               ------------
Net Gain                                          2,970,086
                                               ------------
Net Increase in Net Assets from Operations        5,430,920
                                               ------------


LESS DISTRIBUTIONS DECLARED TO
   PREFERRED SHAREHOLDERS:
From net investment income                         (215,156)
                                               ------------
Net Increase in Net Assets from Operations
   Applicable to Common Shares                 $  5,215,764
                                               ------------




See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS



                                  (UNAUDITED)
                                  SIX MONTHS
                                     ENDED      YEAR ENDED
                                    MAY 31,    NOVEMBER 30,
INCREASE (DECREASE) IN NET ASSETS:   2003          2002
------------------------------------------------------------

OPERATIONS:
Net investment income           $  2,460,834   $  5,127,680
Net realized loss on investments
   and futures contracts          (1,781,407)    (1,205,544)
Net change in unrealized
   appreciation/depreciation
   on investments, futures contracts
   and written options             4,751,493        148,321
                                ------------   ------------
Net Increase from Operations       5,430,920      4,070,457
                                ------------   ------------

LESS DISTRIBUTIONS DECLARED TO
   PREFERRED SHAREHOLDERS:
From net investment income          (215,156)      (520,629)
                                ------------   ------------
Increase in Net Assets from
   Operations Applicable to
   Common Shares                   5,215,764      3,549,828
                                ------------   ------------

LESS DISTRIBUTIONS DECLARED TO
   COMMON SHAREHOLDERS:
From net investment income        (2,263,972)    (4,706,303)
                                ------------   ------------

SHARE TRANSACTIONS:
Distributions reinvested--
   common shares                      87,910        117,785
                                ------------   ------------
Total Increase (Decrease) in
   Net Assets Applicable to
   Common Shares                   3,039,702     (1,038,690)

NET ASSETS APPLICABLE TO
   COMMON SHARES:
Beginning of period               63,251,660     64,290,350
                                ------------   ------------
End of period (including
   undistributed net investment
   income of $67,937 and
   $86,231, respectively)       $ 66,291,362   $ 63,251,660
                                ============   ============




                                  (UNAUDITED)
                                  SIX MONTHS
                                     ENDED      YEAR ENDED
                                    MAY 31,    NOVEMBER 30,
NUMBER OF FUND SHARES:               2003          2002
------------------------------------------------------------

Common Shares:
Issued for distributions reinvested    5,788          7,904
Outstanding at:
   Beginning of period             4,236,299      4,228,395
                                ------------   ------------
   End of period                   4,242,087      4,236,299
                                ------------   ------------

Preferred Shares:
Outstanding at end of period           1,492          1,492
                                ------------   ------------



See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS


May 31, 2003 (Unaudited)


NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:
Colonial Insured Municipal Fund (the "Fund") is a Massachusetts business trust registered under the Investment Company Act of 1940 (the "Act"), as amended, as a non-diversified, closed-end management investment company. The Fund's investment goal is to provide current income, generally exempt from ordinary federal income tax. The Fund is authorized to issue an unlimited number of common shares of beneficial interest and 1,492 Auction Preferred Shares ("APS").

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:
Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

FEDERAL INCOME TAXES:
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:
Interest income is recorded on the accrual basis. Premium and discount are being amortized and accreted, respectively, for all debt securities.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to common shareholders are recorded on the ex-date.

Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the APS is generally seven days. The applicable dividend rate for the APS on May 31, 2003 was 1.15%. For the six months ended May 31, 2003, the Fund declared dividends to Auction Preferred shareholders amounting to $215,156 representing an average APS dividend rate of 1.16%.

NOTE 2. FEDERAL TAX INFORMATION
Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The following capital loss carryforwards, determined as of November 30, 2002, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                                       CAPITAL LOSS
      YEAR OF EXPIRATION               CARRYFORWARD
      ------------------               ------------
              2008                      $  936,392
              2010                       1,200,810
                                        ----------
                                        $2,137,202
                                        ----------

May 31, 2003 (Unaudited)


NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:
On April 1, 2003, Colonial Management Associates, Inc. ("Colonial"), the investment advisor to the Fund merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect, wholly-owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Colonial with respect to the Fund. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

Columbia is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a fee to be paid monthly at the annual rate of 0.65% of the Fund's average weekly net assets, including assets applicable to the APS. Through November 30, 2004, Columbia has contractually agreed to waive a portion of the fee so that it will not exceed 0.35% annually.

PRICING AND BOOKKEEPING FEES:
Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank and Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average weekly net assets, including assets applicable to the APS, are more than $50 million, a monthly fee equal to the average weekly net assets, including assets applicable to the APS, of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the six months ended May 31, 2003, the annualized net asset based fee rate was 0.033%. The Fund also pays out-of-pocket costs for pricing services.

EXPENSE LIMITS:
Columbia has voluntarily agreed to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of management fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 0.20% annually of the Fund's average weekly net assets, including assets applicable to the APS. This arrangement may be modified or terminated by Columbia at any time.

OTHER:
The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $302 of custody fees were reduced by balance credits for the six months ended May 31, 2003. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PREFERRED SHARES
The Fund currently has outstanding 1,492 APS. The APS are redeemable at the option of the Fund on any dividend payment date at the redemption price of $25,000 per share, plus an amount equal to any dividends accumulated on a daily basis unpaid through the redemption date (whether or not such dividends have been declared).

Under the Act, the Fund is required to maintain asset coverage of at least 200% with respect to the APS as of the last business day of each month in which any APS are outstanding. Additionally, the Fund is required to meet more stringent asset coverage requirements under the terms of the APS Agreement and in accordance with the guidelines prescribed by the APS' rating agencies. Should these requirements not be met, or should dividends accrued on the APS not be paid, the Fund may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain of the APS. At May 31, 2003, there were no such restrictions on the Fund.

NOTE 5. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:
For the six months ended May 31, 2003, purchases and sales of investments, other than short-term obligations, were $1,093,490 and $3,624,201, respectively.

Unrealized appreciation (depreciation) at May 31, 2003, based on cost of investments for federal income tax purposes, was:

   Gross unrealized appreciation                $13,325,335
   Gross unrealized depreciation                   (916,152)
                                                -----------
     Net unrealized appreciation                $12,409,183
                                                ===========

May 31, 2003 (Unaudited)


FUTURES CONTRACTS AND OPTIONS:
The Fund may invest in municipal and U.S. Treasury futures contracts. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

The Fund may write call and put options on futures it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked- to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future transaction to determine the realized gain or loss.

For the six months ended May 31, 2003, transactions in written options were as follows:

                                    NUMBER OF    PREMIUMS
                                    CONTRACTS    RECEIVED
                                    ---------   ---------
Options Outstanding
   at November 30, 2002                --       $      --
Options Written-Call                  183         155,306
Options Written-Put                   183          93,353
Options Closed                         --              --
Options Expired                        --              --
Options Exercised                      --              --
                                     ----        --------
Options Outstanding
   at May 31, 2003                    366        $248,659
                                     ----        --------

Refer to the Fund's Investment Portfolio for a summary of open futures contracts and written options at May 31, 2003.

OTHER:
The Fund had greater than 10% of its net assets, at May 31, 2003, invested in issuers located in Texas.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows (common shares unless otherwise noted):


                                                                 (UNAUDITED)
                                                                 SIX MONTHS                                            PERIOD
                                                                    ENDED             YEAR ENDED NOVEMBER 30,           ENDED
                                                                   MAY 31,  ---------------------------------------  NOVEMBER 30,
                                                                    2003         2002         2001         2000       1999 (a)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $   14.93     $   15.20     $   14.68     $   14.30     $   14.33
                                                               ---------     ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                               0.58(b)       1.21(b)(c)    1.24(b)       1.24(d)       0.06
Net realized and unrealized gain (loss) on investments,
   futures contracts and written options                            0.70         (0.25)(c)      0.51          0.55         (0.06)
                                                               ---------     ---------     ---------     ---------     ---------
  Total from Investment Operations                                  1.28          0.96          1.75          1.79            --
                                                               ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS DECLARED TO PREFERRED SHAREHOLDERS:
From net investment income                                         (0.05)        (0.12)        (0.26)        (0.35)           --
                                                               ---------     ---------     ---------     ---------     ---------
  Total from Investment Operations Applicable
   to Common Shareholders                                           1.23          0.84          1.49          1.44            --
                                                               ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS DECLARED TO COMMON SHAREHOLDERS:
From net investment income                                         (0.53)        (1.11)        (0.97)        (0.93)           --
                                                               ---------     ---------     ---------     ---------     ---------
LESS SHARE TRANSACTIONS:
Offering costs -- common shares                                       --            --            --            --(e)      (0.03)
Commission and offering costs -- preferred shares                     --            --            --         (0.13)           --
                                                               ---------     ---------     ---------     ---------     ---------
  Total Share Transactions                                            --            --            --         (0.13)        (0.03)
                                                               ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                                 $   15.63     $   14.93     $   15.20     $   14.68     $   14.30
                                                               =========     =========     =========     =========     =========
Market price per share -- common shares                        $   16.27     $   15.09     $   16.50     $   12.63     $   15.00
                                                               =========     =========     =========     =========     =========
Total return -- based on market value -- common shares (f)(g)     11.66%(h)    (1.72)%        39.25%       (9.77)%         0.00%(h)
                                                               =========     =========     =========     =========     =========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (i)(j)                                                    0.87%(k)(l)   0.87%(k)      0.87%(k)      0.86%(k)      0.55%(l)
Net investment income before preferred stock dividend (i)(j)       7.70%(l)      8.04%(c)      8.11%         8.78%         4.38%(l)
Net investment income after preferred stock dividend (i)(j)        7.03%(l)      7.22%(c)      6.42%         6.34%         4.38%(l)
Voluntary waiver/reimbursement (j)                                 0.09%(l)      0.13%         0.17%         0.48%         0.61%(l)
Portfolio turnover rate                                               1%(h)        13%            8%           33%            7%(h)
Net assets, end of period (000's) -- common shares             $  66,291     $  63,252     $  64,290     $  62,051     $  54,422

(a) The Fund commenced investment operations on October 29, 1999. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Effective December 1, 2001, the Fund adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended November 30, 2002, was to increase the ratio of net investment income to average net assets from 8.02% to 8.04% and increase the ratio of net investment income (adjusted for dividend payments to preferred shareholders) from 7.20% to 7.22%. The impact to the net investment income and realized and unrealized loss per share was less than $0.01. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.
(d) The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(e) Rounds to less than $0.01 per share.
(f) Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(g) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(h) Not annualized.
(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(j) Ratios reflect average net assets available to common shares only.
(k) Ratios calculated using average net assets of the Fund equals 0.55%, 0.55%, 0.55% and 0.54% for the six months ended May 31, 2003 and the years ended November 30, 2002, November 30, 2001 and November 30, 2000, respectively.
(l) Annualized.

ASSET COVERAGE REQUIREMENTS
                                                     INVOLUNTARY
                                         ASSET       LIQUIDATING     AVERAGE
                       TOTAL AMOUNT    COVERAGE      PREFERENCE   MARKET VALUE
                        OUTSTANDING    PER SHARE      PER SHARE     PER SHARE
----------------------------------------------------------------------------
05/31/03 *              $37,300,000    $69,431        $25,002       $25,000
11/30/02                 37,300,000     67,396         25,012        25,000
11/30/01                 37,300,000     68,090         25,001        25,000
11/30/00 **              37,300,000     66,589         25,020        25,000

*  Unaudited.
** On December 20, 1999, the Fund began offering Auction Preferred Shares.

SHAREHOLDER MEETING RESULTS


RESULTS OF THE ANNUAL MEETING OF SHAREHOLDERS

On May 21, 2003, the Annual Meeting of Shareholders of the Fund was held to conduct a vote for or against the approval of the items listed on the Fund's Proxy Statement for said Meeting. On February 28, 2003, the record date for the Meeting, the Fund had 4,239,149 common shares outstanding. The votes cast were as follows:


      PROPOSAL 1.
      ELECTION OF TRUSTEES:                    FOR                 AGAINST
  --------------------------------------------------------------------------
      Richard W. Lowry                      4,091,823              56,592
      William E. Mayer                      4,089,723              58,692
      Charles R. Nelson                     4,094,223              54,192


On February 28, 2003, the record date for the Meeting, the Fund had 1,492 preferred shares outstanding. The votes cast were as follows:


      PROPOSAL 1.
      ELECTION OF TRUSTEES:                    FOR                WITHHELD
  --------------------------------------------------------------------------
      Douglas A. Hacker                       1,349                   2
      Richard W. Lowry                        1,349                   2
      William E. Mayer                        1,349                   2
      Charles R. Nelson                       1,349                   2
      Thomas E. Stitzel                       1,349                   2

DIVIDEND REINVESTMENT PLAN



COLONIAL INSURED MUNICIPAL FUND
Pursuant to the Fund's Dividend Reinvestment Plan (the "Plan"), all Common Shareholders whose shares are registered in their own names will have all distributions reinvested automatically in additional Common Shares of the Fund by EquiServe Trust Company, N.A. (the "Plan Agent"), as agent under the Plan, unless a Common Shareholder elects to receive cash. An election to receive cash may be revoked or reinstated at the option of the Common Shareholder. Shareholders whose shares are held in the name of a broker or nominee will have distributions reinvested automatically by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee, or unless the shareholder elects to receive distributions in cash. If the service is not available, such distributions will be paid in cash. Shareholders whose shares are held in the name of a broker or nominee should contact the broker or nominee for details. All distributions to investors who elect not to participate (or whose broker or nominee elects not to participate) in the Plan will be paid by check mailed directly to the record holder by the Plan Agent, as dividend paying agent.

The Plan Agent will furnish each person who buys shares in the offering with written information relating to the Plan. Included in such information will be procedures for electing to receive distributions in cash (or, in the case of shares held in the name of a broker or nominee who does not participate in the Plan, procedures for having such shares registered in the name of the shareholder so that such shareholder may participate in the Plan).

If the Trustees of the Fund declare a dividend (including a capital gain dividend) payable either in shares or in cash, as holders of shares may have elected, then nonparticipants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares valued as set forth below. Whenever a market price is equal to or exceeds net asset value at the time shares are valued for the purpose of determining the number of shares equivalent to the distribution, participants will be issued shares at the net asset value most recently determined as provided under "Net Asset Value" in the Fund's prospectus and its Statement of Additional Information, but in no event less than 95% of the market price. If the net asset value of the shares at such time exceeds the market price of shares at such time, or if the Fund should declare a dividend (including a capital gain dividend) payable only in cash, the Plan Agent will, as agent for the participants, use the cash that the shareholders would have received as a dividend to buy shares in the open market, the New York Stock Exchange or elsewhere, for the participants' accounts. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the dividend (including a capital gain dividend) had been paid in shares issued by the Fund. The Plan Agent will apply all cash received as a dividend (including a capital gain dividend) to purchase shares on the open market as soon as practicable after the payment date of such dividend, but in no event later than 30 days after such date, except where necessary to comply with applicable provisions of the federal securities laws.

There is no charge to participants for reinvesting dividends (including capital gain dividends). The Plan Agent's fees for handling the reinvestment of dividends (including capital gain dividends) will be paid by the Fund. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in stock or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends (including capital gain dividends).

The automatic reinvestment of dividends (including capital gain dividends) will not relieve participants of any income tax which may be payable on such dividends. The amount of the dividend for tax purposes may vary depending on whether the Fund issues new Common Shares or purchases them on the open market.

The Plan may be amended or terminated on 30 days' written notice to Plan participants. All correspondence concerning the Plan should be directed to EquiServe Trust Company, N.A., by mail at P.O. Box 43010, Providence, RI 02940-3010, or by phone at 1-800-730-6001.

TRANSFER AGENT

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IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Colonial Insured Municipal Fund is:

EquiServe Trust Company, N.A.
150 Royall Street
Canton, MA  02021

The fund mails one shareholder report to each shareholder address. Shareholders can order additional reports by calling 800-730-6001. In addition, representatives at that number can provide shareholders information about the fund.

Financial advisors who want additional information about the fund may speak to a representative at 800-426-3750.

This report has been prepared for shareholders of Colonial Insured Municipal
Fund.

COLONIAL INSURED MUNICIPAL FUND   SEMIANNUAL REPORT


                                                 ID-03/230O-0503 (07/03) 03/1849

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable at this time.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable at this time.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer, based on their evaluation of the Registrant's disclosure controls and procedures as of June 20, 2003, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits under the Securities Exchange Act of 1934, as amended, is accumulated and communicated to the Registrant's management, including the Chief Executive Officer and Chief Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the registrant's internal controls or in other factors that could affect these controls subsequent to the date of our evaluation.

ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Colonial Insured Municipal Fund
            -----------------------------------------------------------

By (Signature and Title)* /s/ Joseph R. Palombo
                         ----------------------------------------------
                          Joseph R. Palombo, President

Date    August 6, 2003
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Joseph R. Palombo
                         ----------------------------------------------
                          Joseph R. Palombo, President

Date    August 6, 2003
    -------------------------------------------------------------------

By (Signature and Title)* /s/ J. Kevin Connaughton
                         ----------------------------------------------
                         J. Kevin Connaughton, Treasurer

Date    August 6, 2003
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.